EARNINGS PER SHARE (Tables)	3 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
Earnings Per Share
The standards of accounting for earnings per share require companies to provide a reconciliation of the numerator and denominator of the basic and diluted earnings per share computations.  Basic and diluted earnings per share were calculated as follows:

	Three Months Ended December 31,
	2013		2012
Numerator:
Net income		11,308		9,703
Less: income attributable to participating securities		(127)		-
Earnings available to common shares	$	$ 11,181	$	$ 9,703

Denominator:
Weighted average common shares		23,589,627		22,844,896
(Denominator for basic calculation)

Weighted average effect of dilutive securities:
Share-based compensation		1,033,333		812,734
Diluted weighted average common shares		24,622,960		23,657,630
(Denominator for diluted calculation)

Earnings per share:

Basic	$	$ 0.47	$	$ 0.42

Diluted	$	$ 0.45	$	$ 0.41